Business Combination (Details) - Schedule of Discounted Cash Flow Method After Considering a Discount	6 Months Ended
	Sep. 30, 2023 USD ($)
Acquisition of 2Lab3 [Member]
Fair value of total consideration transferred:
Equity instrument	$ 7,081,250
Subtotal	7,081,250
Recognized amounts of identifiable assets acquired and liability assumed:
Cash	555
Intangible asset –proprietary technology	1,900,000
Current liabilities	(3,341)
Total identifiable net assets	1,897,215
Fair value of non-controlling interests
Goodwill	5,184,036	[1]
Acquisition of Shennong [Member]
Fair value of total consideration transferred:
Equity instrument	3,736,320
Cash consideration	7,492,391
Subtotal	11,228,711
Recognized amounts of identifiable assets acquired and liability assumed:
Cash	59,091
Current assets other than cash	13,591,825
Intangible asset – customer relationships	4,214,470
Current liabilities	(13,650,246)
Deferred tax liabilities	(1,053,617)
Total identifiable net assets	3,161,523
Fair value of non-controlling interests	4,010,254	[2]
Goodwill	12,077,442	[2]
Acquisition of Hekangyuan [Member]
Fair value of total consideration transferred:
Equity instrument	3,650,000
Cash consideration	8,000,000
Subtotal	11,650,000
Recognized amounts of identifiable assets acquired and liability assumed:
Cash	1,164
Current assets other than cash	1,882,139
Property, plant and equipment, net	187
Intangible asset – customer relationships	4,582,227
Current liabilities	(1,829,733)
Deferred tax liabilities	(1,145,557)
Total identifiable net assets	3,490,427
Fair value of non-controlling interests
Goodwill	$ 8,159,573	[3]

[1]	The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of the Web 3.0 era. 2lab3 believes that the decentralized networks of Web 3.0 offer an alternative to the status quo of the current digital world. 2lab3 also offers omni-channel marketing solutions for its clients to grow their internet presence and helps its clients design, launch, promote, and manage their virtual products, such as non-fungible tokens (NFTs).
[2]	The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of the multi-industry, full-link and full-closed-loop of Shennong.
[3]	The goodwill generated from the expected synergies from the cooperation of developing the health commodities business stably, combining the production and supply, jointly build a perfect supply chain system with Hekangyuan.